Revenue From Services Rendered	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue From Services Rendered
15	Revenue from services rendered

	2021	2020	2019

Gross revenue from fund management	384,321	285,798	233,826
Gross revenue from performance fees (i)	38,649	41,869	65,328
Gross revenue from financial advisory services	73,066	31,569	11,939

Gross revenue from services rendered	496,036	359,236	311,093

In Brazil	378,147	264,493	215,941
Abroad	117,889	94,743	95,152

Taxes and contributions
COFINS	(15,438)	(9,488)	(6,494)
PIS	(3,348)	(2,057)	(1,407)
ISS	(11,792)	(7,799)	(6,475)

Net revenue from services rendered	465,458	339,892	296,717

Net revenue from fund management	361,070	271,266	223,808
Net revenue from performance fees	37,633	39,784	62,020
Net revenue from advisory	66,755	28,842	10,889

(i)	In 2021 Vinci recognized realized performance fee of R$ 10,898, previously recognized as unrealized performance fee in past years.